Note 3 - Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

Note 3. Discontinued Operations

We have discontinued our license and management fees segment. The operations of this segment were shut down effective April 1, 2014, and all of the assets were absorbed by the healthcare services segment. The revenues and expenses of discontinued operations for the three months ended March 31, 2015 and 2014 are as follows:

	Three months ended
	March 31,
	(unaudited)
	2015	2014
(in thousands)
Revenues	$-	$19

Expenses
Cost of license and management services	$-	$68
General and administrative expenses
Salaries and benefits	-	96
Other expenses	-	72
Depreciation and amortization	-	4
Total expenses	$-	$240
Loss from discontinued operations	$-	$(221)

There was no carrying amount of the assets and liabilities of discontinued operations as of March 31, 2015 and December 31, 2014, respectively.

Note 2. Discontinued Operations

We have discontinued our license and management fees segment. The operations were shut down effective April 1, 2014 and all of the assets were absorbed by the Company. The revenues and expenses of discontinued operations for the twelve months ended December 31, 2014 and 2013 are as follows:

	Twelve months ended
	December 31,
(in thousands)	2014	2013

Revenues	$25	$112

Expenses
Cost of license and management services	$55	$235
General and administrative expenses
Salaries and benefits	96	465
Other expenses	83	225
Impairment losses	-	795
Depreciation and amortization	4	147
Total expenses	$238	$1,867

Loss from discontinued operations	$(213)	$(1,755)

The carrying amount of the assets and liabilities of discontinued operations, were as follows:

	December 31	December 31,
(in thousands)	2014	2013
Cash and cash equivalents	$-	$24
Receivables, net	-	24
Total assets	$-	$48

Accounts payable	-	25
Intercompany Payable	-	13,119
Total liabilities	$-	$13,144

Net assets (liabilities) of discontinued operations	$-	$(13,096)